STOCKHOLDERS' EQUITY - Narrative (Details) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024 vote $ / shares shares	Dec. 31, 2023 vote $ / shares shares	Jan. 18, 2024 $ / shares	Dec. 31, 2022 $ / shares shares	Aug. 30, 2022 USD ($) $ / shares
Class of Warrant or Right [Line Items]
Common stock, shares authorized (in shares)	200,000,000	200,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000		1,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares issued (in shares)	0	0		0
Preferred stock, shares outstanding (in shares)	0	0		0
Number of votes per share | vote	1	1
Common stock, shares issued (in shares)	63,776,058	63,388,823		50,369,350
Common stock, shares outstanding (in shares)	62,997,292	63,388,823		50,369,350
Treasury stock (in shares)	778,766	146,650		0
Public Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	16,862,749	17,249,984
Number of securities called by each warrant (in shares)	1	1
Exercise price of warrants (in dollars per share) | $ / shares	$ 11.50	$ 11.50	$ 11.50
Warrants, business combination exercisable term		30 days
Warrants, proposed offering exercisable term		12 months
Warrants term	5 years	5 years
Redemption price per warrant (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Warrant redemption notice period	30 days	30 days
Common stock price threshold (in dollars per share) | $ / shares	$ 18.00	$ 18.00
Trading days	20 days	20 days
Trading day period	30 days	30 days
Common stock price threshold for redemption for common stock (in dollars per share) | $ / shares	$ 10.00	$ 10.00
Warrants, common stock issuance threshold price (in dollars per share) | $ / shares		$ 9.20
Warrants, common stock issuance trading day period		20 days
Warrant price adjustment percentage		115.00%
Redemption trigger price adjustment percentage		100.00%
Redemption for common stock trigger price adjustment percentage		180.00%
Warrants outstanding | $					$ 4,730
Warrant outstanding fair value per share (in dollars per share) | $ / shares					$ 0.274
Public Warrants | Binomial Lattice Model
Class of Warrant or Right [Line Items]
Warrants term	5 years	5 years
Public Warrants | Risk-free interest rate | Binomial Lattice Model
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input	0.0409	0.0409
Public Warrants | Exercise price | Binomial Lattice Model
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input	11.50	11.50
Public Warrants | Common Stock Price | Binomial Lattice Model
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input	10.03	10.03
LMA
Class of Warrant or Right [Line Items]
Exchange ratio	0.8	0.8
Previously Reported
Class of Warrant or Right [Line Items]
Common stock, shares outstanding (in shares)		63,242,173